Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
REVENUES:
Voyage revenue	$ 210,541	$ 239,799
EXPENSES:
Voyage expenses	(1,573)	(1,040)
Voyage expenses-related parties (Note 3)	(1,579)	(1,798)
Vessels’ operating expenses	(50,847)	(52,459)
General and administrative expenses	(1,554)	(1,618)
General and administrative expenses – related parties (Note 3)	(3,328)	(3,996)
Management fees-related parties (Note 3)	(9,387)	(9,570)
Amortization of dry-docking and special survey costs (Note 7)	(3,911)	(3,940)
Depreciation (Notes 6, 11 and 20)	(48,515)	(50,569)
Amortization of prepaid lease rentals, net (Note 11)	(4,320)	(2,477)
Loss on sale / disposal of vessels, net (Note 6)	(3,638)	0
Loss on vessel held for sale (Note 6)	(2,732)	0
Foreign exchange gains / (losses), net	31	(229)
Operating income	79,188	112,103
OTHER INCOME / (EXPENSES):
Interest income	1,116	737
Interest and finance costs (Note 16)	(35,338)	(36,676)
Equity gain / (loss) on investments (Note 9)	887	(405)
Other, net	606	538
Loss on derivative instruments, net (Note 18)	(396)	(4,259)
Total other expenses	(33,125)	(40,065)
Net Income	46,063	72,038
Earnings allocated to Preferred Stock (Note 15)	(10,473)	(10,473)
Net income available to Common Stockholders	$ 35,590	$ 61,565
Earnings per common share, basic and diluted (Note 15) (in dollars per share)	$ 0.38	$ 0.82
Weighted average number of shares, basic and diluted (in shares)	93,851,789	75,474,844